Stockholders' Equity, Valuation Assumptions used for Options Granted (Details) - Employee Stock Option - 2015 Berry Global Group, Inc. Long-Term Incentive Plan [Member]	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Equity Incentive Plans [Abstract]
Period after date of grant before vesting commences	1 year
Expiration term	10 years
Weighted Average Assumptions [Abstract]
Risk-free interest rate	4.50%	3.80%
Dividend yield	1.70%	1.70%
Volatility factor	30.60%	31.00%
Minimum [Member]
Equity Incentive Plans [Abstract]
Vesting period	4 years
Maximum [Member]
Equity Incentive Plans [Abstract]
Vesting period	5 years